Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
15.	Subsequent Events

Subsequent top the year ended December 31, 2012, 362,500 warrants were exercised for 362,500 common shares having a par value of $0 thousand for cash consideration of approximately $172 thousand, resulting in an increase in additional paid-in capital of approximately $172 thousand.